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SilverPepper Long/Short Emerging Markets Currency Fund
SUMMARY SECTION SILVERPEPPER LONG/SHORT EMERGING MARKETS CURRENCY FUND
Investment Objectives

The primary investment objective of the SilverPepper Long/Short Emerging Markets Currency Fund (the “Fund” or “Long/Short Emerging Markets Currency Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund also seeks positive absolute returns regardless of market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SilverPepper Long/Short Emerging Markets Currency Fund Institutional Class Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SilverPepper Long/Short Emerging Markets Currency Fund Institutional Class Shares
Management fees	1.20%
Distribution and/or service (12b-1) fees	none
Other expenses	0.81%
Total annual fund operating expenses	2.01%
Fees waived and/or expenses reimbursed	(0.16%)	[1]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	1.85%	[1]
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% of the average daily net assets of the Fund’s Institutional Class shares. This agreement is in effect until December 31, 2031, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
SilverPepper Long/Short Emerging Markets Currency Fund | Institutional Class Shares | USD ($)	188	582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by taking long and short positions in a select number of currencies of emerging market countries. The Fund seeks to uncover specific price patterns in emerging market currencies, and endeavors to generate returns for investors from either changes in the spot prices of such currencies, or from the interest rate differentials between developed countries’ currencies, primarily the U.S. dollar, and the currencies of emerging market countries.

Under normal market conditions, at least 80% of the value of the Long/Short Emerging Markets Currency Fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currencies of emerging market countries through currency forwards, both deliverable and non-deliverable forwards, futures contracts and other currency transactions, including spot currency transactions. Emerging market countries are those countries with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets indices. The Fund’s assets that are not used to purchase currencies and other currency instruments will be invested in investment-grade debt, in particular U.S. Treasuries, with maturities of one year or less and/or money market funds. The Fund seeks returns that are uncorrelated to the movements of the general stock and bond markets. The Fund also seeks to achieve positive absolute returns (i.e., positive returns regardless of market conditions) through any net gains resulting from fluctuations in the values of currencies and any net income derived from owning debt securities. Net losses on currency transactions will reduce positive absolute returns.

The Fund may be exposed to currencies of developed and emerging market countries that, in the opinion of the Fund’s sub-advisor, Absolute Return Strategies Ltd. (the “Sub-Advisor”), have liquid currency markets. The Sub-Advisor uses proprietary and systematic price models that analyze the price movements of a select number of emerging markets currencies. These models analyze currency price movements in an attempt to identify price patterns that reflect the price relationships between developed and emerging-market currencies. The Sub-Advisor believes that currencies exhibit price movements and patterns that reflect factors, such as trade flows, capital flows, short- and long-term interest rates, and the supply/demand pressures of such currencies. The Sub-Advisor’s models use price data in an attempt to identify patterns that reflect significant changes that occur in the price relationships between emerging market and developed market currencies, which may lead to changes in investor behavior. As the models recognize specific price patterns that identify changes in the price relationships between currency pairs, the models will signal price levels at which emerging-market currencies should be either purchased or sold short. If no identifiable ascending (indicating long investment) or descending (indicating short sales) price pattern exists, the Fund will not take a position (either long or short) in the emerging market currency. The Fund’s investment exposure to emerging market currencies will fluctuate, and the Fund may incur leverage such that the Fund’s total notional investment exposure exceeds the Fund’s net assets.

The Sub-Advisor maintains ultimate discretion over the emerging-market currencies that may be eligible for investment, the investment modeling, and all investment management decision making for the Fund. The price models may not protect against or capture certain extraordinary or sudden market events, such as government or central bank interventions, currency devaluations or revaluations, capital controls, suspension of convertibility, bank holidays, or shutdowns of the economy, and as a result the models may not be as effective during these periods. During periods of market turbulence, or when the model is unable to identify an appropriate price pattern, the Fund may hold a substantial amount in U.S. cash or U.S. cash equivalents.

In addition, the Fund may use various hedging and other strategic transactions, including derivative currency transactions, such as currency forwards and cross currency forwards. The Fund’s derivative transactions will typically be fully collateralized on a net basis and may cause the Fund to have net short exposure to a particular currency that is not offset by a long position in another currency.

The Fund will invest in debt securities rated investment grade at the time of purchase. Investment-grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization (“NRSRO”), such as Standard and Poor’s Ratings Services (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or if unrated by S&P, Fitch, Moody’s or another NRSRO, determined by the Sub-Advisor, to be of comparable credit quality. Such securities include U.S. government securities, including U.S. Treasuries, and cash equivalents.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in and currencies of developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Geographic Focus Risk. The Fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested and may be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Quantitative Modeling Risk. Quantitative models, including pattern-based matching models, may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments.  In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Leveraging Risk. Certain Fund transactions, including entering into forward or futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Lack of Correlation; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular currency, country, security, sector or region, which may prove to be incorrect.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.